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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended 6/30/2008

If amended report check here:     [_]                    Amendment Number:  ______

This Amendment (Check only one):  [_]  is a restatement
                                  [_]  adds new holding
                                       entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.

---------------------------------------------------------------------------------
Business Address.         (Street)        (City)          (State)          (Zip)

One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


    Anthony W. Soslow         President, Director          (610)567-0320
-------------------------------------------------------------------------------
          Name                      (Title)                   (Phone)


                                                      /s/ Anthony W. Soslow
                                                  ------------------------------
                                                   (Manual Signature of Person
                                                              Duly
                                                    Authorized to Submit This
                                                             Report)


                                                    Conshohocken, PA 7/1/2008
                                                   (Place and Date of Signing)

Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       119

Form 13F Information Table Value Total: $633,056
                                       (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.:    Name:                  13F File No.:     Name:
    ---------------  -----------------      ----------------  ----------------

1.  28-                                 6.
    ---------------  -----------------      ----------------  ----------------

2.                                      7.
    ---------------  -----------------      ----------------  ----------------

3.                                      8.
    ---------------  -----------------      ----------------  ----------------

4.                                      9.
    ---------------  -----------------      ----------------  ----------------

5.                                      10.
    ---------------  -----------------      ----------------  ----------------

                                                                      7/30/2008

                                       COLUMN 2 COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7      COLUMN 8
                                       -------- --------- -------- ------------ ---------- -------- ------------------
                                                                                                     VOTING AUTHORITY
                                       TITLE OF            VALUE   SHRS OR PUT/ INVESTMENT  OTHER   ------------------
                                        CLASS    CUSIP    (x1000)  PRN AMT CALL DISCRETION MANAGERS  SOLE  SHARED NONE
                                       -------- --------- -------- ------- ---- ---------- -------- ------ ------ ----
AT&T Inc.                               Stock   00206r102   3,889  115,430         Sole      N/A    Shared
ATC Technology Corp                     Stock   8318107       221  9,500           Sole      N/A    Shared
Abercrombie & Fitch                     Stock   2896207     2,724  43,465          Sole      N/A    Shared
Aeropostale, Inc.                       Stock   7865108    13,139  419,368         Sole      N/A    Shared
Aetna, Inc.                             Stock   00817y108   3,971  97,977          Sole      N/A    Shared
Akami Technologies                      Stock   00971t101     714  20,512          Sole      N/A    Shared
Alcoa, Inc.                             Stock   13817101    4,360  122,397         Sole      N/A    Shared
Altera                                  Stock   021441100   1,035  50,000          Sole      N/A    Shared
AmSurg Corp.                            Stock   03232p405  11,971  491,635         Sole      N/A    Shared
America's Car- Mart, Inc.               Stock   03062t105     375  20,900          Sole      N/A    Shared
American Financial Group                Stock   025932104  14,103  527,224         Sole      N/A    Shared
Ametek, Inc.                            Stock   031100100  13,477  285,419         Sole      N/A    Shared
Amphenol Corp.                          Stock   032095101  14,016  312,297         Sole      N/A    Shared
Amtrust Financial Services Inc.         Stock   032359309  12,081  958,825         Sole      N/A    Shared
Apache, Inc.                            Stock   037411105     238  1,715           Sole      N/A    Shared
Applied Industrial Technologies Inc.    Stock   03820C105   6,030  249,485         Sole      N/A    Shared
Archer-Daniels- Midland Co              Stock   039483102   5,250  155,567         Sole      N/A    Shared
Assurant Inc.                           Stock   04621x108     544  8,250           Sole      N/A    Shared
Avocent Corporation                     Stock   053893103     195  10,500          Sole      N/A    Shared
Berkley W. R. Corp.                     Stock   84423102    4,728  195,696         Sole      N/A    Shared
Big Lots Inc.                           Stock   89302103   10,323  330,454         Sole      N/A    Shared
Buckle, Inc.                            Stock   118440106     262  5,725           Sole      N/A    Shared
Bunge Ltd.                              Stock   G16962105     754  7,000           Sole      N/A    Shared
CSX Corp.                               Stock   126408103     502  8,000           Sole      N/A    Shared
Cameco Corp                             Stock   13321L108     643  15,000          Sole      N/A    Shared
Ceradyne, Inc.                          Stock   156710105   9,846  287,067         Sole      N/A    Shared
Cigna Corp.                             Stock   125509109     495  14,000          Sole      N/A    Shared
Comfort Systems                         Stock   199908104     212  15,750          Sole      N/A    Shared
Companhia Vale do Rio Doce              Stock   204412209   5,758  160,737         Sole      N/A    Shared
Computer Services                       Stock   205363104     468  10,000          Sole      N/A    Shared
Conoco Phillips                         Stock   20825c104   3,584  37,970          Sole      N/A    Shared
Consolidated Graphics Inc.              Stock   209341106  12,219  248,004         Sole      N/A    Shared
Constellation Brands                    Stock   21036p108   2,340  117,830         Sole      N/A    Shared
Cummins Engine Inc.                     Stock   231021106     794  12,125          Sole      N/A    Shared
Dell Computer                           Stock   24702r101   2,521  115,220         Sole      N/A    Shared
Dollar Tree Stores Inc.                 Stock   256746108   6,137  187,720         Sole      N/A    Shared
Dryships Inc.                           Stock   Y2109Q101     808  10,075          Sole      N/A    Shared
Dynamic Research Corp.                  Stock   268057106     219  20,850          Sole      N/A    Shared
EZCORP, Inc.                            Stock   302301106   3,839  301,135         Sole      N/A    Shared
Emcor Group                             Stock   29084Q100   4,187  146,760         Sole      N/A    Shared
Endo Pharmaceuticals Holdings Inc.      Stock   29264f205  19,542  807,874         Sole      N/A    Shared
Forest Lab Inc.                         Stock   345838106   5,737  165,148         Sole      N/A    Shared
Fossil, Inc.                            Stock   349882100  11,997  412,704         Sole      N/A    Shared
Freeport- McMoRan Copper& Gold          Stock   35671D857   5,144  43,896          Sole      N/A    Shared
Gardner Denver Inc.                     Stock   365558105  19,923  350,760         Sole      N/A    Shared
Genco Shipping & Trading Ltd.           Stock   Y2685T107  20,748  318,226         Sole      N/A    Shared
General Dynamics                        Stock   369550108   5,828  69,217          Sole      N/A    Shared
Gibralter Industries                    Stock   374689107     200  12,525          Sole      N/A    Shared
Gulfmark Offshore Inc.                  Stock   402269109  13,529  232,540         Sole      N/A    Shared
Gymboree Corp.                          Stock   403777105  18,777  468,598         Sole      N/A    Shared
Herbalife Ltd.                          Stock   G4412G101     543  14,000          Sole      N/A    Shared
Hewlett Packard                         Stock   428236103   4,442  100,469         Sole      N/A    Shared
Holly Corp.                             Stock   435758305     554  15,000          Sole      N/A    Shared
Hornbeck Offshore Services              Stock   440543106  16,773  296,806         Sole      N/A    Shared
Insite Vision Inc.                      Stock   457660108     115  212,461         Sole      N/A    Shared
International Business Machines         Stock   459200101   5,987  50,512          Sole      N/A    Shared
JDA Software Group Inc.                 Stock   46612k108   6,917  382,160         Sole      N/A    Shared
Johnson & Johnson                       Stock   478160104     215  3,335           Sole      N/A    Shared
Johnson Controls                        Stock   478366107     699  24,375          Sole      N/A    Shared
Jos. A Bank Clothiers, Inc.             Stock   480838101  11,219  419,413         Sole      N/A    Shared
Kinetic Concepts                        Stock   49460W208  13,710  343,520         Sole      N/A    Shared
LHC Group                               Stock   50187A107     332  14,280          Sole      N/A    Shared
LMI Aerospace Inc.                      Stock   502079106     191  10,850          Sole      N/A    Shared
Lincare Holdings                        Stock   532791100     440  15,510          Sole      N/A    Shared
Lincoln Electric Holdings, Inc.         Stock   533900106     630  8,000           Sole      N/A    Shared
MSC Industrial Direct                   Stock   553530106   6,434  145,854         Sole      N/A    Shared
MTS Systems Corp.                       Stock   553777103     221  6,150           Sole      N/A    Shared
Mariner Energy                          Stock   56845T305   4,655  125,921         Sole      N/A    Shared
McDonalds                               Stock   580135101     228  4,050           Sole      N/A    Shared
Metalico Inc.                           Stock   591176102     365  20,830          Sole      N/A    Shared
Microsoft                               Stock   594918104     292  10,600          Sole      N/A    Shared
Murphy Oil                              Stock   626717102   4,148  42,301          Sole      N/A    Shared
NN Inc.                                 Stock   629337106     159  11,440          Sole      N/A    Shared
Nash Finch Company                      Stock   631158102     208  6,075           Sole      N/A    Shared
National Oilwell Varco                  Stock   637071101     642  7,240           Sole      N/A    Shared
National Semiconductor                  Stock   637640103   6,986  340,130         Sole      N/A    Shared
Navigators Group Inc.                   Stock   638904102   4,595  85,012          Sole      N/A    Shared
Nike Inc. Cl. B                         Stock   654106103   3,911  65,607          Sole      N/A    Shared
Noble Corp.                             Stock   G65422100   4,819  74,186          Sole      N/A    Shared
Nokia Corporation                       Stock   654902204   4,682  191,090         Sole      N/A    Shared
Nordstrom Inc.                          Stock   655664100     455  15,000          Sole      N/A    Shared
Nu Skin Enterprises Inc.                Stock   67018T105     223  14,950          Sole      N/A    Shared
Nucor                                   Stock   670346105     206  2,760           Sole      N/A    Shared
OM Group Inc.                           Stock   670872100   8,322  253,790         Sole      N/A    Shared
Oil States Int'l                        Stock   678026105  17,700  279,003         Sole      N/A    Shared
Open Text Corp.                         Stock   683715106  17,134  533,772         Sole      N/A    Shared
OptionsXpress Holdings, Inc.            Stock   684010101   9,097  407,203         Sole      N/A    Shared
Oshkosh Truck Corp.                     Stock   688239201   1,139  55,048          Sole      N/A    Shared
Pacer International                     Stock   69373h106   9,562  444,530         Sole      N/A    Shared
Parker-Hannifin Corp.                   Stock   701094104     856  12,000          Sole      N/A    Shared
Perry Ellis International Inc.          Stock   288853104     221  10,400          Sole      N/A    Shared
Pfizer                                  Stock   717081103   2,933  167,883         Sole      N/A    Shared
Philadelphia Consolidated Hldg.         Stock   717528103     597  17,571          Sole      N/A    Shared
Polaris Industries, Inc.                Stock   731068102     606  15,000          Sole      N/A    Shared
Precision Castparts Corp.               Stock   740189105     771  8,000           Sole      N/A    Shared
Reinsurance Group of America            Stock   759351109   4,722  108,492         Sole      N/A    Shared
Rowan Companies Inc.                    Stock   779382100   7,316  156,485         Sole      N/A    Shared
SEI Corp.                               Stock   784117103     941  40,000          Sole      N/A    Shared
SPX Corp.                               Stock   784635104     461  3,500           Sole      N/A    Shared
Sciele Pharma Inc.                      Stock   808627103  15,823  817,708         Sole      N/A    Shared
Seabright Insurance Holdings            Stock   811656107   2,361  16,312          Sole      N/A    Shared
Seagate Technology                      Stock   G7945J104   3,466  181,207         Sole      N/A    Shared
Skechers USA Inc.                       Stock   830566105  14,294  723,380         Sole      N/A    Shared
Snap-on Inc.                            Stock   833034101   3,514  67,565          Sole      N/A    Shared
Stancorp Financial                      Stock   852891100  12,942  275,603         Sole      N/A    Shared
Steel Dynamics                          Stock   858119100  16,431  420,543         Sole      N/A    Shared
Stifel Financial Corp.                  Stock   860630102   4,154  120,777         Sole      N/A    Shared
Synnex Corporation                      Stock   87162w100  19,247  767,112         Sole      N/A    Shared
Telmex Internacional                    Stock   879690105   3,061  190,128         Sole      N/A    Shared
Toro Co.                                Stock   891092108   3,948  118,657         Sole      N/A    Shared
Trinity Industries Inc.                 Stock   896522109   8,961  258,313         Sole      N/A    Shared
True Religion Apparel Inc.              Stock   89784N104     360  13,500          Sole      N/A    Shared
Unit Corporation                        Stock   909218109  10,087  121,580         Sole      N/A    Shared
United Technologies                     Stock   913017109   5,516  89,403          Sole      N/A    Shared
VF Corp.                                Stock   918204108     849  11,925          Sole      N/A    Shared
Valassis Communications Inc.            Stock   918866104     188  15,025          Sole      N/A    Shared
Wabco Holdings                          Stock   92927K102   6,416  138,099         Sole      N/A    Shared
Websense Inc.                           Stock   947684106   6,890  409,125         Sole      N/A    Shared
World Acceptance Corp.                  Stock   981419104   5,777  171,565         Sole      N/A    Shared